Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	€ 319	€ 321
Share premium	6,853	7,033	€ 7,160	€ 7,213
Total share capital	319	321	320
Treasury shares	(676)	(273)	(181)
Revaluation reserves	(4,477)	6,442
Other reserves	997	325	(553)	456
Group equity	14,190	26,372	24,661	€ 24,433
Shareholders of Aegon NV [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	319	321	320
Share premium	6,853	7,033	7,160
Total share capital	7,172	7,354	7,480
Retained earnings	10,619	12,166	10,327
Treasury shares	(676)	(273)	(181)
Total retained earnings	9,944	11,892	10,145
Revaluation reserves	(4,477)	6,442	7,480
Remeasurement of defined benefit plans	(1,565)	(2,199)	(2,534)
Other reserves	997	325	(553)
Group equity	€ 12,071	€ 23,813	€ 22,018